LONG-TERM DEBT (Details)	12 Months Ended																																					1 Months Ended		1 Months Ended												1 Months Ended			1 Months Ended			1 Months Ended								1 Months Ended		12 Months Ended																									1 Months Ended																														1 Months Ended			12 Months Ended														1 Months Ended	12 Months Ended
	Dec. 31, 2013 CAD		Dec. 31, 2012 CAD		Dec. 31, 2011 CAD		Dec. 31, 2013 Short-term debt CAD	Dec. 31, 2012 Short-term debt CAD	Dec. 31, 2011 Short-term debt CAD	Dec. 31, 2013 Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2012 Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2011 Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2013 Junior subordinated notes CAD	Dec. 31, 2012 Junior subordinated notes CAD	Dec. 31, 2011 Junior subordinated notes CAD	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED CAD	Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED CAD	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Debentures Canadian dollars CAD		Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Debentures Canadian dollars CAD		Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Debentures U.S. dollars USD ($)		Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Debentures U.S. dollars CAD		Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Debentures U.S. dollars USD ($)		Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Debentures U.S. dollars CAD		Aug. 31, 2013 TRANSCANADA PIPELINES LIMITED Senior Unsecured Notes USD ($)	Aug. 31, 2012 TRANSCANADA PIPELINES LIMITED Senior Unsecured Notes	Oct. 31, 2013 TRANSCANADA PIPELINES LIMITED 3.75% senior unsecured notes, due October 16, 2023 USD ($)	Oct. 31, 2013 TRANSCANADA PIPELINES LIMITED 5.0% senior unsecured notes, due October 16, 2043 USD ($)	Jul. 31, 2013 TRANSCANADA PIPELINES LIMITED 0.95% floating rate notes, maturing June 30, 2016 USD ($)	Jun. 30, 2013 TRANSCANADA PIPELINES LIMITED 4.0% senior unsecured notes USD ($)	Jan. 31, 2013 TRANSCANADA PIPELINES LIMITED 0.75 % senior notes, due January 15, 2016 USD ($)	Aug. 31, 2012 TRANSCANADA PIPELINES LIMITED 2.5 % senior unsecured notes, due August 1, 2022 U.S. dollars USD ($)	May 31, 2012 TRANSCANADA PIPELINES LIMITED 8.625 % senior unsecured notes U.S. dollars USD ($)	Mar. 31, 2012 TRANSCANADA PIPELINES LIMITED 0.875 % senior unsecured notes, due March 2, 2015 U.S. dollars USD ($)	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Medium-Term Notes Canadian dollars CAD		Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Medium-Term Notes Canadian dollars CAD		Jul. 31, 2013 TRANSCANADA PIPELINES LIMITED 3.69% medium term notes, due July 19, 2023 CAD	Nov. 30, 2011 TRANSCANADA PIPELINES LIMITED 3.69% medium term notes, due July 19, 2023 CAD	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED 3.69% medium term notes, due July 19, 2023	Jul. 31, 2013 TRANSCANADA PIPELINES LIMITED 4.55% medium term notes, due November 15, 2041 CAD	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED 4.55% medium term notes, due November 15, 2041	Nov. 30, 2011 TRANSCANADA PIPELINES LIMITED 4.55 % medium-term notes, due November 15, 2041	Nov. 30, 2011 TRANSCANADA PIPELINES LIMITED 3.65 % medium-term notes, due November 15, 2021 CAD	May 31, 2011 TRANSCANADA PIPELINES LIMITED 9.5 % medium term notes CAD	Jan. 31, 2011 TRANSCANADA PIPELINES LIMITED 4.3 % medium term notes CAD	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Term loan U.S. dollars USD ($)	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Junior subordinated notes U.S. dollars	Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Junior subordinated notes U.S. dollars	Dec. 31, 2013 NOVA GAS TRANSMISSION LTD CAD	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD CAD	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD 8.5 % debentures U.S. dollars USD ($)	Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Debentures with retraction provisions CAD	Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Debentures with retraction provisions Maximum	Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Medium-Term Notes Canadian dollars CAD		Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Medium-Term Notes Canadian dollars CAD		Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars USD ($)		Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars CAD		Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars USD ($)		Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars CAD		Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Debentures and Notes Canadian dollars CAD		Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures and Notes Canadian dollars CAD		Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars USD ($)		Dec. 31, 2013 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars CAD		Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars USD ($)		Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars CAD		Feb. 28, 2013 TRANSCANADA PIPELINE USA LTD Committed, syndicated, revolving, extendible credit facility U.S. dollars USD ($)	Jul. 31, 2013 Trans Canada Keystone Pipe Line LP Medium-Term Notes U.S. dollars USD ($)	Dec. 31, 2013 ANR PIPELINE COMPANY Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2013 ANR PIPELINE COMPANY Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2012 ANR PIPELINE COMPANY Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2012 ANR PIPELINE COMPANY Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2013 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2013 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2012 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2012 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2013 TC PIPELINES, LP CAD	Dec. 31, 2012 TC PIPELINES, LP CAD	Jul. 31, 2013 TC PIPELINES, LP U.S. dollars GTN LLC	Jul. 31, 2013 TC PIPELINES, LP U.S. dollars Bison LLC	Dec. 31, 2013 TC PIPELINES, LP Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2013 TC PIPELINES, LP Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2012 TC PIPELINES, LP Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2012 TC PIPELINES, LP Senior Unsecured Notes [Member] U.S. dollars CAD		Jun. 30, 2011 TC PIPELINES, LP 4.65 % senior unsecured notes, due 2021 U.S. dollars USD ($)	Dec. 31, 2011 TC PIPELINES, LP Term loan U.S. dollars USD ($)	May 31, 2011 TC PIPELINES, LP Revolving facility U.S. dollars USD ($)	Dec. 31, 2013 TC PIPELINES, LP Revolving facility U.S. dollars USD ($)	Dec. 31, 2012 TC PIPELINES, LP Revolving facility U.S. dollars USD ($)	Dec. 31, 2013 TC PIPELINES, LP Unsecured Loan U.S. dollars USD ($)		Dec. 31, 2013 TC PIPELINES, LP Unsecured Loan U.S. dollars CAD		Dec. 31, 2012 TC PIPELINES, LP Unsecured Loan U.S. dollars USD ($)		Dec. 31, 2012 TC PIPELINES, LP Unsecured Loan U.S. dollars CAD		Dec. 31, 2013 TC PIPELINES, LP Medium-Term Loan U.S. dollars USD ($)		Dec. 31, 2013 TC PIPELINES, LP Medium-Term Loan U.S. dollars CAD		May 31, 2011 TC PIPELINES, LP Bridge loan facility U.S. dollars USD ($)	Dec. 31, 2011 TC PIPELINES, LP Bridge loan facility U.S. dollars USD ($)	Dec. 31, 2013 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2013 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2012 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes [Member] U.S. dollars USD ($)		Dec. 31, 2012 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes [Member] U.S. dollars CAD		Dec. 31, 2013 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars USD ($)		Dec. 31, 2013 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars CAD		Dec. 31, 2012 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars USD ($)		Dec. 31, 2012 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars CAD		Dec. 31, 2013 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars USD ($)		Dec. 31, 2013 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars CAD		Dec. 31, 2012 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars USD ($)		Dec. 31, 2012 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars CAD
Long-term debt
Long-term debt	22,865,000,000		18,913,000,000													19,125,000,000	15,878,000,000	$ 12,276,000,000		13,027,000,000	[1]	$ 10,126,000,000		10,057,000,000	[1]	874,000,000		874,000,000		$ 400,000,000		425,000,000		$ 400,000,000		398,000,000												4,799,000,000		4,549,000,000														1,129,000,000	1,117,000,000				504,000,000		504,000,000		$ 33,000,000		34,000,000		$ 33,000,000		32,000,000		378,000,000		382,000,000		$ 200,000,000		213,000,000		$ 200,000,000		199,000,000				$ 432,000,000		459,000,000		$ 432,000,000		430,000,000		$ 325,000,000		346,000,000		$ 325,000,000		323,000,000		1,308,000,000	658,000,000			$ 350,000,000		372,000,000		$ 350,000,000		348,000,000							$ 380,000,000		404,000,000		$ 312,000,000		310,000,000		$ 500,000,000		532,000,000				$ 335,000,000		356,000,000		$ 354,000,000		352,000,000		$ 24,000,000		25,000,000		$ 27,000,000		27,000,000		$ 110,000,000	[1]	117,000,000	[1]	$ 129,000,000	[1]	128,000,000	[1]
Less: Current Portion of Long-Term Debt	973,000,000		894,000,000
Non-current portion of long-term debt	21,892,000,000		18,019,000,000
Effective interest rates (as a percent)																		5.00%	[1],[2]	5.00%	[1],[2]	5.60%	[1],[2]	5.60%	[1],[2]	10.90%	[2]	10.90%	[2]	9.90%	[2]	9.90%	[2]	9.90%	[2]	9.90%	[2]											5.70%	[2]	5.90%	[2]											6.50%	6.50%						7.40%	[2]	7.40%	[2]	7.50%	[2]	7.50%	[2]	7.50%	[2]	7.50%	[2]	11.50%	[2]	11.50%	[2]	7.90%	[2]	7.90%	[2]	7.90%	[2]	7.90%	[2]			8.90%	[2]	8.90%	[2]	8.90%	[2]	8.90%	[2]	5.50%	[2]	5.50%	[2]	5.50%	[2]	5.50%	[2]					4.70%	[2]	4.70%	[2]	4.70%	[2]	4.70%	[2]						1.40%	[2]	1.40%	[2]	1.50%	[2]	1.50%	[2]	1.40%	[2]	1.40%	[2]			7.80%	[2]	7.80%	[2]	7.80%	[2]	7.80%	[2]	4.00%	[2]	4.00%	[2]	4.00%	[2]	4.00%	[2]	6.10%	[1],[2]	6.10%	[1],[2]	6.10%	[1],[2]	6.10%	[1],[2]
Principal repayments on long-term debt for the next five years
2014	973,000,000
2015	1,659,000,000
2016	2,092,000,000
2017	862,000,000
2018	1,632,000,000
Long-term debt
Debt issued																																								625,000,000	625,000,000			750,000,000	1,000,000,000		500,000,000					450,000,000	250,000,000		300,000,000			500,000,000																																																																	350,000,000
Debt repaid/retired																																						500,000,000				500,000,000	350,000,000			200,000,000													60,000,000	300,000,000						175,000,000																											300,000,000																															300,000,000
Interest rate																																							5.05%	3.75%	5.00%	0.95%	4.00%	0.75%	2.50%	8.625%	0.875%							3.69%		4.55%	4.55%	3.65%	9.50%	4.30%		6.35%				8.50%																																																									4.65%
Face amount																																																																			225,000,000
Percentage of principal plus accrued and unpaid interest redeemable at specified repayment dates																																																																				8.00%
Repayment of long-term debt	1,286,000,000		980,000,000		1,272,000,000
Amount drawn on credit facility																																																													380,000,000																																																																		312,000,000
Draws from credit facility																																																																																																																													125,000,000	437,000,000														61,000,000	312,000,000
Repayments of Lines of Credit																																																																																																																														369,000,000
Borrowing capacity																																																																																														500,000,000
Ownership interest (as a percent)																																																																																																																	45.00%	45.00%
Interest Expense
Interest expense							12,000,000	16,000,000	16,000,000	1,216,000,000	1,190,000,000	1,154,000,000	65,000,000	63,000,000	63,000,000
Capitalized interest	(287,000,000)		(300,000,000)		(302,000,000)
Amortization and other financial charges	(21,000,000)	[3]	7,000,000	[3]	6,000,000	[3]
Interest expense (Note 15)	985,000,000		976,000,000		937,000,000
Interest payments
Interest payments on long-term debt and junior subordinated notes, net of interest capitalized on construction projects	985,000,000		966,000,000		926,000,000

[1]	Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements
[2]	Interest rates are the effective interest rates except for those pertaining to Long-Term Debt issued for the Company's Canadian regulated operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.
[3]	Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates.